Document and Entity Information	Apr. 25, 2023
Cover [Abstract]
Entity Registrant Name	UMB FINANCIAL CORP
Entity Incorporation State Country Code	MO
Amendment Flag	true
Entity Central Index Key	0000101382
Document Type	8-K/A
Document Period End Date	Apr. 25, 2023
Entity File Number	001-38481
Entity Tax Identification Number	43-0903811
Entity Address, Address Line One	1010 Grand Blvd.
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	816
Local Phone Number	860-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $1.00 Par Value
Trading Symbol	UMBF
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K/A is being filed to update the Current Report on Form 8-K filed by UMB Financial Corporation (the “Company”) on April 28, 2023 (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission to report the final voting results of the Company’s 2023 Annual Meeting of Shareholders held on April 25, 2023 (the “2023 Annual Meeting”). The sole purpose of this amendment is to disclose under Item 5.07(d) the Company's decision regarding the frequency of future shareholder advisory votes on the compensation paid to the Company’s named executive officers. Except as set forth herein, no modifications have been made to information contained in the Original Form 8-K.